AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.0%
Information Technology - 19.5%
Communications Equipment - 0.8%
Lumentum Holdings, Inc. (a)	12,248	$692,502

Electronic Equipment, Instruments & Components - 0.8%
Keysight Technologies, Inc. (a)	7,430	647,896

IT Services - 3.2%
Visa, Inc.-Class A	16,880	2,636,487

Semiconductors & Semiconductor Equipment - 4.6%
KLA-Tencor Corp.	10,214	1,219,654
Monolithic Power Systems, Inc.	10,206	1,382,811
NVIDIA Corp.	6,323	1,135,358

		3,737,823

Software - 8.1%
Microsoft Corp.	16,786	1,979,741
New Relic, Inc. (a)	9,070	895,209
Proofpoint, Inc. (a)	8,319	1,010,176
SailPoint Technologies Holding, Inc. (a)	30,535	876,965
salesforce.com, Inc. (a)	11,732	1,857,997

		6,620,088

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	8,736	1,659,403

		15,994,199

Health Care - 16.1%
Health Care Equipment & Supplies - 6.3%
Abbott Laboratories	20,270	1,620,384
Danaher Corp.	17,133	2,261,899
West Pharmaceutical Services, Inc.	12,088	1,332,097

		5,214,380

Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	5,679	1,404,190

Health Care Technology - 1.3%
Medidata Solutions, Inc. (a)	14,564	1,066,667

Life Sciences Tools & Services - 5.4%
Bio-Rad Laboratories, Inc.-Class A (a)	6,170	1,886,046
Bruker Corp.	37,555	1,443,614
ICON PLC (a)	8,180	1,117,224

		4,446,884

Pharmaceuticals - 1.4%
Johnson & Johnson	8,172	1,142,364

		13,274,485

Consumer Discretionary - 15.6%
Auto Components - 1.9%
Aptiv PLC	19,543	1,553,473

Company	Shares	U.S. $ Value
Diversified Consumer Services - 2.5%
Bright Horizons Family Solutions, Inc. (a)	16,299	$2,071,766

Internet & Direct Marketing Retail - 5.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	7,379	1,346,299
Amazon.com, Inc. (a)	1,318	2,347,028
Etsy, Inc. (a)	13,438	903,302

		4,596,629

Specialty Retail - 3.6%
Home Depot, Inc. (The)	7,356	1,411,543
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,429	1,544,525

		2,956,068

Textiles, Apparel & Luxury Goods - 2.0%
VF Corp.	18,922	1,644,511

		12,822,447

Financials - 10.6%
Banks - 1.5%
Credicorp Ltd.	5,208	1,249,660

Capital Markets - 7.2%
Charles Schwab Corp. (The)	40,267	1,721,817
Intercontinental Exchange, Inc.	22,407	1,706,069
MSCI, Inc.-Class A	12,273	2,440,363

		5,868,249

Insurance - 1.9%
Aflac, Inc.	31,697	1,584,850

		8,702,759

Industrials - 8.1%
Aerospace & Defense - 1.5%
Hexcel Corp.	18,275	1,263,899

Electrical Equipment - 3.8%
Rockwell Automation, Inc.	7,034	1,234,186
Vestas Wind Systems A/S (Sponsored ADR)	66,206	1,858,402

		3,092,588

Machinery - 2.8%
Xylem, Inc./NY	28,909	2,284,968

		6,641,455

Utilities - 5.6%
Electric Utilities - 2.1%
NextEra Energy, Inc.	8,817	1,704,502

Water Utilities - 3.5%
American Water Works Co., Inc.	16,117	1,680,359
Aqua America, Inc.	34,321	1,250,657

		2,931,016

		4,635,518

Company	Shares	U.S. $ Value
Consumer Staples - 5.2%
Food Products - 2.3%
Nestle SA (Sponsored ADR)	19,589	$1,867,224

Household Products - 1.4%
Procter & Gamble Co. (The)	11,327	1,178,574

Personal Products - 1.5%
Unilever PLC (Sponsored ADR)	21,070	1,216,160

		4,261,958

Communication Services - 4.8%
Entertainment - 2.1%
Walt Disney Co. (The)	15,745	1,748,167

Interactive Media & Services - 2.7%
Alphabet, Inc.-Class C (a)	1,848	2,168,277

		3,916,444

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Concho Resources, Inc.	12,830	1,423,617
EOG Resources, Inc.	14,086	1,340,705

		2,764,322

Materials - 2.1%
Chemicals - 2.1%
Ecolab, Inc.	9,951	1,756,750

Real Estate - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
SBA Communications Corp. (a)	8,353	1,667,760

Total Common Stocks (cost $67,702,899)		76,438,097

SHORT-TERM INVESTMENTS - 8.0%
Investment Companies - 8.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (b)(c)(d) (cost $6,629,231)	6,629,231	6,629,231

Total Investments - 101.0% (cost $74,332,130) (e)		83,067,328
Other assets less liabilities - (1.0)%		(852,026)

Net Assets - 100.0%		$82,215,302

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,834,587 and gross unrealized depreciation of investments was $(1,099,389), resulting in net unrealized appreciation of $8,735,198.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$76,438,097		$	– 0	–	$	– 0	–	$76,438,097
Short-Term Investments:
Investment Companies	6,629,231			– 0	–		– 0	–	6,629,231

Total Investments in Securities	83,067,328			– 0	–		– 0	–	83,067,328
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$83,067,328		$	– 0	–	$	– 0	–	$83,067,328

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

	Market Value	Purchases	Sales	Market Value		Dividend
	12/31/18	at Cost	Proceeds	3/31/19		Income
Fund	(000)	(000)	(000)	(000)		(000)
Government Money Market Portfolio	$4,002	$9,225	$6,598	$6,629		$29
Government Money Market Portfolio*	1,118	2,969	4,087	– 0	–	6

Total				$6,629		$35

*	Investment of cash collateral for securities lending transactions.